Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	4,000	4,540
Preferred stock shares outstanding	4,000	4,540
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	149,782,990	151,664,942
Common stock shares outstanding	149,782,990	151,664,942
Series D Convertible Preferred Stock
Temporary equity, shares issued	0	1,200
Temporary equity, shares outstanding	0	1,200
Redemption amount	$ 0	$ 12,000
Puttable Common Stock
Temporary equity, shares issued	650,000	0
Temporary equity, shares outstanding	650,000	0
Redemption amount	$ 6,500	$ 0